LENED, INC.
                                   -----------

                             REPORT TO STOCKHOLDERS
                             ----------------------

                              FINANCIAL STATEMENTS
                              --------------------

                     YEARS ENDED SEPTEMBER 30, 2003 AND 2002
                     ---------------------------------------

                                   LENED, INC.
                                   -----------
                             REPORT TO STOCKHOLDERS
                             ----------------------
                              FINANCIAL STATEMENTS
                              --------------------
                                TABLE OF CONTENTS
                                -----------------
                     YEARS ENDED SEPTEMBER 30, 2003 AND 2002
                     ---------------------------------------



                                                                      PAGE
                                                                      ----

INDEPENDENT AUDITOR'S REPORT                                            1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                      2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME                                                                  3

STATEMENTS OF CHANGES IN NET ASSETS                                     4

STATEMENTS OF CASH FLOWS                                                5

NOTES TO FINANCIAL STATEMENTS                                         6-12

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------


To the Board of Directors and
Stockholders of Lened, Inc.
New York, NY


I have audited the accompanying statements of assets, liabilities and capital securities of Lened, Inc. (a New Jersey corporation) as of September 30, 2003, and the related statements of operations, undistributed net income and statements of changes in net assets and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. My responsibility is to express an opinion on these financial statements based on my audit. The financial statements of Lened, Inc. as of September 30, 2002 were audited by other auditors whose report dated November 22, 2002 expressed an unqualified opinion on those statements.

I have conducted my audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to me by the Custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lened, Inc. as of September 30, 2003 and 2002, and the results of its operations, the changes in its net assets and cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.



                                                     /s/ ROBERT C. LUBIN, CPA
Brooklyn, New York
November 19, 2003

                                   LENED, INC.
                                   -----------
                        STATEMENTS OF ASSETS, LIABILITIES
                        ---------------------------------
                             AND CAPITAL SECURITIES
                             ----------------------



                                     ASSETS
                                     ------

                                                              SEPTEMBER 30,
                                                         -----------------------
                                                            2003         2002
                                                         ----------   ----------
INVESTMENT IN MUNICIPAL BONDS,
with accrued interest - at fair market value
(amortized cost $1,761,367 and
$1,359,564) (Note 1)                                     $1,835,121   $1,426,838
Cash                                                            675          646
Investment in tax free
Money Market Fund (0.75% avg. Interest rate)                 16,491      428,632
Prepaid expenses                                              1,816        1,525
                                                         ----------   ----------

                                                         $1,854,103   $1,857,641
                                                         ==========   ==========

                       LIABILITIES AND CAPITAL SECURITIES
                       ----------------------------------

LIABILITIES:
    Dividends payable                                    $   51,382   $   51,571
    Other current liabilities                                12,008       17,898
                                                         ----------   ----------

                                                             63,390       69,469
                                                         ----------   ----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
    Common stock, no par value, 25,200 shares
     authorized, 18,960 issued and outstanding           $   22,500   $   22,500
    Paid in capital                                         144,732      144,732
    Retained earnings                                     1,572,566    1,572,256
    Undistributed net income                                    526          310
    Unrealized appreciation
     (depreciation) of investments                           50,389       48,374
                                                         ----------   ----------
Total stockholders' equity (equivalent to
$94.44 per share at 9/30/03 and $94.31
per share at 9/30/02)                                     1,790,713    1,788,172
                                                         ----------   ----------

                                                         $1,854,103   $1,857,641
                                                         ==========   ==========


The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF OPERATIONS,
                            -------------------------
                            UNDISTRIBUTED NET INCOME
                            ------------------------


                                                       YEARS ENDED SEPTEMBER 30,
                                                       -------------------------
                                                            2003       2002
                                                          --------   --------
INVESTMENT INCOME:

INCOME
 Interest income on tax free municipals                   $ 72,533   $ 75,460
 Dividend income - tax free                                  1,655      2,095
                                                          --------   --------

                                                            74,188     77,555
                                                          --------   --------

EXPENSES:
 Custodial fees                                                161      2,128
 Audit fees                                                  2,200      3,600
 Legal  and filing fees                                      7,350      8,189
 Taxes other than income taxes                                 560        374
 Office expense                                             11,694      9,791
 Insurance                                                   1,591      1,515
                                                          --------   --------

                                                            23,556     25,597
                                                          --------   --------

INVESTMENT INCOME                                           50,632     51,958

Net realized gain (loss) from investment transactions        1,300        (38)
                                                          --------   --------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                                                 51,932     51,920
Less:  Federal income taxes                                     24         39
                                                          --------   --------

NET INVESTMENT INCOME                                       51,908     51,881

Less: Dividends paid                                        51,382     51,571
                                                          --------   --------

UNDISTRIBUTED NET INCOME                                  $    526   $    310
                                                          ========   ========

UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                                           $ 50,389   $ 48,374
                                                          ========   ========


The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------



                                                     YEARS ENDED SEPTEMBER 30,
                                                     -------------------------
                                                        2003          2002
                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
    Investment income - net                          $    50,608   $    51,919
    Net realized loss on investments                       1,300           (38)
    Change in unrealized appreciation (depreciation)       2,015        (1,224)
                                                     -----------   -----------


NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                           53,923        50,657

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                     51,382        51,571
                                                     -----------   -----------

TOTAL INCREASE (DECREASE)                                  2,541          (914)

NET ASSETS BEGINNING OF PERIOD                         1,788,172     1,789,086
                                                     -----------   -----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $526 and
$310, respectively)                                  $ 1,790,713   $ 1,788,172
                                                     ===========   ===========


DIVIDENDS PER SHARE                                  $      2.71   $      2.72
                                                     ===========   ===========



The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                            STATEMENTS OF CASH FLOWS
                            ------------------------
                           INCREASE (DECREASE) IN CASH
                           ---------------------------



                                                       YEARS ENDED SEPTEMBER 30,
                                                       -------------------------
                                                            2003        2002
                                                         ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                             $  51,908   $  51,881
  Adjustments to reconcile net income to net
  cash provided by operating activities:
     Increase (decrease) in cash flows as a result of
      changes in asset and liability account balances:
       Municipal bonds with
         accrued interest at fair market value              (3,310)      6,115
       Tax Free Money Market Fund                          412,141    (347,097)
       Prepaid expenses                                       (291)         77
       Other current liabilities                            (5,890)      9,039
       Realized (gain) loss from investment transactions
         included in net income                             (1,300)         38
                                                         ---------   ---------

NET CASH PROVIDED (USED) BY
   OPERATING ACTIVITIES                                    453,258    (279,947)
                                                         ---------   ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Maturities of securities                                 325,000     340,000
  Purchases of securities                                 (727,958)          0
  Realized gain (loss) from investment transactions          1,300         (38)
                                                         ---------   ---------

NET CASH (USED) PROVIDED
   BY INVESTING ACTIVITIES                                (401,658)    339,962
                                                         ---------   ---------


NET CASH FLOWS (USED) BY FINANCING ACTIVITIES:
  Dividends paid                                           (51,571)    (60,600)
                                                         ---------   ---------

NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                               29        (585)


CASH - BEGINNING OF YEAR                                       646       1,231
                                                         ---------   ---------

CASH - END OF YEAR                                       $     675   $     646
                                                         =========   =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

  Cash paid during the year for:
     Income taxes                                        $     331   $     394



The accompanying notes are an integral part of these financial statements.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2003
                               ------------------



NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations. The Company may distribute, as tax-exempt dividends, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

     (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

     (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

     (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific security sold.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2003
                               ------------------



NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES - (Continued)
------------------------------------------------------

     (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

     (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value. At September 30, 2003

                Unrealized Appreciation of Bonds totaled         $ 55,881
                Unrealized Depreciation of Bonds totaled            5,492
                                                                 --------
                Net Unrealized Appreciation of Investments       $ 50,389
                                                                 ========

NOTE 2 - PURCHASES OF SALES AND REDEMPTIONS OF SECURITIES
---------------------------------------------------------

Securities exclusive of Tax Free Money Market Fund purchased by the Company amounted to $727,958 for the year ended September 30, 2003 and $0 for the year ended September 30, 2002. Sales of securities exclusive of Tax Free Money Market Fund amounted to $325,000 for the year ended September 30, 2003 and $340,000 for the year ended September 30, 2002.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $51,382 ($2.71 per share) and $51,571 ($2.72 per share) for the years ended September 30, 2003 and 2002 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the Custodial fee has been eliminated effective December 1, 2002.

During the years ended September 30, 2003 and 2002, the Company was charged an aggregate of $161 and $2,128 respectively.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2003
                               ------------------



NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                       YEARS ENDED SEPTEMBER 30,
                                      ---------------------------
                                          2003            2002
                                      -----------     -----------

Investment income                     $      3.91     $      4.09
Operating expenses                           1.24            1.35
                                      -----------     -----------

INVESTMENT INCOME BEFORE FEDERAL             2.67            2.74
 INCOME TAX

FEDERAL INCOME TAX                              0               0
                                      -----------     -----------

INVESTMENT INCOME - NET                      2.67            2.74

Dividends to shareholders                    2.71            2.72
                                      -----------     -----------

                                             (.04)            .02
Realized and unrealized gain (loss)
 on investments - net                         .17            (.07)
                                      -----------     -----------

CHANGE IN NET VALUE                           .13            (.05)

NET ASSET VALUE:
  Beginning of period                       94.31           94.36
                                      -----------     -----------

  End of period                       $     94.44     $     94.31
                                      ===========     ===========

Ratio of operating expenses to
 average net assets                           .01             .01

Ratio of investment income net to
 average net assets                          .041%           .042%

Portfolio turnover                           17.9%              0%

Number of shares outstanding at end
 of period                                 18,960          18,960

                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2003
                               ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                                         Principal           Amortized       Fair Market*
Name and Title of Issuer                                  Amount                Cost             Value
------------------------                                 ---------           ---------       ------------
California St. Var Purp G/O
DD 05/01/03 4.5% Due 2/1/17                                50,000              49,898            50,570

Callifornia St. Var Purp G/O
DD 07/01/03 5.25% Due 2/1/19                               50,000              51,855            52,985

Chisago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                                     80,000              80,173            82,991

Connecticut St Res Recovery Rev
DD 01/18/01 4.50% Due 11/15/11
OID Call Mid Conn Sys Sub Ser A                            70,000              70,000            67,603

Dade Cnty Fla Res Recovery FAC
DD 09/01/96  5.0% Due 10/01/03
REF (AMBAC) Rev                                            90,000              90,000            92,298

Dallas Ft. Worth Tex Int'l
Arpt JT Rev Ser-a
DD 05/1/03 5% Due 11/1/32                                  50,000              49,753            50,435

District of Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                           45,000              45,680            47,695

Falcon Heights Minn G/O
DD 06/01/99 4.10% Due 02/01/05
Impt - SER A                                               25,000              25,000            26,141

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                                       80,000               79,892            88,396

Grand Folks N D Health Care Sys
DD 06/01/97  5.5%  Due 08/15/07
Altru Health Sys Oblig Group                              80,000               81,657            90,095

                                                       -9-


                                                    LENED, INC.
                                                    -----------
                                           NOTES TO FINANCIAL STATEMENTS
                                           -----------------------------
                                                SEPTEMBER 30, 2003
                                                ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFILLIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                         Principal           Amortized       Fair Market*
Name and Title of Issuer                                  Amount                Cost             Value
------------------------                                 ---------           ---------       ------------

Greater Richmond Convention Ctr
DD 02/01/00  5.50%  due 06/15/07
Hotel Tax Rev Ctr Expansion PJ                             65,000              65,539            73,511

Harris Co Tx - Port of Houston
DD 10/01/98 4.% Due 10/01/06                               75,000              74,712            81,228

Hawaii St Dept. B&F Spl Purp Rev
B&F Spl Purp Rev
RFD6 - Elect Lt6 Co. Inc.
DD 04/01/03 4.75% Due 7/1/20                               50,000              50,475            50,077

Jefferson Cnty, Ill G/O
Jail & Admin Office Ctr
DD 02/15/03 4.5% Due 01/15/18                              50,000              50,330            51,038

Michigan St. Hosp. Fin Au.
DD 02/13/03  4.50%  Due 03/01/12                           25,000              25,025            25,607

Michigan St. Hosp Fin
Auth Rev - Alension Hlth Crd Grp
DD 08/15/02 5.25 % Due 11/15/26                            50,000              49,507            51,254

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                            30,000              30,000            33,412

Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                                      30,000              29,999            30,085

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                                 60,000              60,227            61,351

                                                      -10-

                                                    LENED, INC.
                                                    -----------
                                           NOTES TO FINANCIAL STATEMENTS
                                           -----------------------------
                                                SEPTEMBER 30, 2003
                                                ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OFUNAFFILIATED ISSUERS - (Continued)
-----------------------------------------------------------------------

                                                         Principal           Amortized       Fair Market*
Name and Title of Issuer                                  Amount                Cost             Value
------------------------                                 ---------           ---------       ------------

New Jersey Sr EDL Facs
Auth Rev. DD 06/15/93
5.375% Due 07/01/05
Call OID Ser A                                             30,000              30,000            31,092

Newport Muni Util
Dist. TX  GLO
DD 8/1/99 5.25% Due 4/1/14
Call FSA Ref Waterwrks & SWR                               30,000              30,707            33,458

New York City Ser D G/O
DD 06/03/02 5%
Due 06/01/04                                               50,000              51,094            53,196

New York City G/O Ser F 4.60%
DD 01/22/03 Due 01/15/14                                   50,000              50,000            51,463

New York City G/O
DD 06/11/98 4.5% Due 05/15/05
Series I                                                   25,000              25,000            26,552

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                                  60,000              60,000            63,967

New York St Dorm Auth Revs
DD 01/09/03 4.70% Due 03/15/21                            100,000              99,529           100,772

Omaha Pub Pwr Dist Neb Elec
DD 11/14/02 4.25% Due 02/01/05                             50,000              50,000            51,605

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                                 80,000              80,000            81,240

Pierce County Wash Swr
DD 07/01/93 5.2% DUE 02/01/05
Call Ref & Impt OID                                        25,000              25,000            25,530


                                                      -11-

                                                    LENED, INC.
                                                    -----------
                                           NOTES TO FINANCIAL STATEMENTS
                                           -----------------------------
                                                SEPTEMBER 30, 2003
                                                ------------------



NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS - (Continued)
------------------------------------------------------------------------

                                                         Principal           Amortized       Fair Market*
Name and Title of Issuer                                  Amount                Cost             Value
------------------------                                 ---------           ---------       ------------

Puerto Rico Comwlth Rev
DD  05/15/00  5.25%  Due 07/01/10
MBIA Hwy & Transn Series B                                 25,000              24,920            28,854

South Haven Mich
Pub Schs Rfdg
DD 03/06/03 4.30% Due 05/01/17                             50,000              50,273            51,768

Virginia Hda Rental - HS6 - Ser B
DD 04/24/03 4.25% Due 6/1/16                              100,000             100,123           101,547

Wyoming County Dev. Auth Hsg Rev
DD  07/02/97  5.20%  Due 06/01/07
Ser 4                                                     25,000               24,999           27,305
                                                       ---------           ----------        ---------


TOTAL INVESTMENT - 102.4%                              1,755,000           $1,761,367        1,835,121
                                                       =========           ==========        =========

OTHER ASSETS LESS LIABILITIES - (2.4%)                                                         (44,408)
                                                                                            ----------

NET ASSETS - 100%                                                                           $1,790,713
                                                                                            ==========

NET ASSET VALUE PER SHARE                                                                   $   94.44
                                                                                            =========


OUTSTANDING SHARES AT SEPTEMBER 30, 2003                                                       18,960
                                                                                           ==========

*  Includes accrued interest

                                                       -12-